Simple Agreement For Future Equity - Additional Information (Details) - USD ($)	1 Months Ended
	Sep. 30, 2021	Oct. 31, 2019	Feb. 28, 2022
Equity [Abstract]
SAFE agreement issued	$ 25,000	$ 25,000
Percentage of conversion price	60.00%	60.00%
Converted common stock under SAFE agreement	5,208
Stock price per share	$ 8.00		$ 9.00
Converted price per share	$ 4.80